Financial Instruments (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)
Financial Instruments [Line Items]
Net financial assets (in New Shekels)	$ 3,049		₪ 528	$ 2,942
Net income		$ 166
Risk of interest rate from loans	$ 99
Top of range [Member]
Financial Instruments [Line Items]
Exchange rate, percentage	10.00%
Net income	$ 53
Bottom of range [Member]
Financial Instruments [Line Items]
Exchange rate, percentage	10.00%
Net income	$ 53
Interest rate risk [Member]
Financial Instruments [Line Items]
Risk of interest rate from loans	$ 99